Employee Incentives - Schedule of Estimated Value Black Scholes Model (Details) - $ / shares	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Compensation Related Costs [Line Items]
Estimated values		$ 8.64
Risk-free interest rate, minimum	0.18%	1.43%	2.20%
Risk-free interest rate, maximum	1.34%	1.67%	2.91%
Dividend yield	0.00%	0.00%	0.00%
Volatility, minimum	35.00%	35.91%	40.35%
Volatility, maximum	40.97%	36.37%	43.31%
Minimum
Compensation Related Costs [Line Items]
Estimated values	$ 8.64		$ 10.67
Expected life (in years)	2 years 9 months 25 days	3 years 2 months 1 day	3 years 8 months 8 days
Maximum
Compensation Related Costs [Line Items]
Estimated values	$ 14.32		$ 10.85
Expected life (in years)	3 years 1 month 6 days	3 years 2 months 19 days	4 years 8 months 4 days
Stock Options
Compensation Related Costs [Line Items]
Risk-free interest rate, minimum	0.37%
Risk-free interest rate, maximum	0.83%
Volatility	40.00%
Stock Options | Minimum
Compensation Related Costs [Line Items]
Estimated values	$ 15.48
Expected life (in years)	5 years 7 days
Dividend yield	1.50%
Stock Options | Maximum
Compensation Related Costs [Line Items]
Estimated values	$ 20.00
Expected life (in years)	10 years
Dividend yield	2.25%